Subsequent events (Details) - Subsequent Event [Member]	Jan. 08, 2021 USD ($) $ / shares shares
Subsequent events (Details) [Line Items]
Warrants to purchase ordinary shares exercise price | $ / shares	$ 1.40
Gross proceeds | $	$ 6,192,286.80
Cash exercise of warrants | shares	4,423,062
Warrants to purchase ordinary shares | shares	2,629,812
Issuance of ordinary shares | shares	1,364,512
Exercise warrants | $ / shares	$ 1.40
Initial warrant exercise price | $ / shares	$ 11.50
Outstanding warrants percentage	55.50%
Agent fees | $	$ 5,730,000